Sep. 01, 2020
AXS Multi-Strategy Alternatives Fund

AXS Multi-Strategy Alternatives Fund

Class I Shares: KCMIX

Class R-1 Shares: KCMTX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated January 8, 2021 to the

Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2020.

Effective January 19, 2021 (the “Effective Date”), Kerns Capital Management, Inc. (“KCM”) will no longer serve as Sub-Advisor to the AXS Multi-Strategy Alternatives Fund (the “Fund”). As of the Effective Date, AXS Investments LLC ("AXS" or the "Advisor"), the Fund’s current investment advisor, will be responsible for the day-to-day management of the Fund’s portfolio. The Fund’s investment objective, principal investment strategies and investment policies will remain the same.

In addition, as of the Effective Date, Martin L. Kerns II will no longer serve as a portfolio manager of the Fund. Parker Binion and Mark Lacuesta will continue to serve as portfolio managers of the Fund and will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. As of the Effective Date, Mr. Binion became an employee of AXS.

As a result of the foregoing, as of the Effective Date, the following changes are made to the Prospectus and SAI:

•	All references to “Sub-Advisor” or “KCM” as Sub-Advisor to the Fund are deleted in their entirety and replaced with “AXS,” as appropriate.

•	All references to Martin L. Kerns II are deleted in their entirety.

•	The “Sub-Advisor strategy risk.” is deleted

•	The “Portfolio Manager of the Advisor” and “Portfolio Managers of the Sub-Advisor” sections of the Prospectus are deleted in their entirety and replaced with the following:

Portfolio Managers

Parker Binion, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund and the Predecessor Fund since January 2016. Mark Lacuesta, Head of Investments of the Advisor, has been a portfolio manager of the Fund since September 2020. Messrs. Binion and Lacuesta are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

•	Mr. Binion’s biography under the “Portfolio Managers” discussion in the “Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Parker Binion joined AXS in January 2021 as Portfolio Manager. Mr. Binion was previously a portfolio manager of Kerns Capital Management, Inc., from September 2014 until joining AXS, and was responsible for managing the firm’s separately managed account strategies and hedging/net exposure strategies. Prior to 2014, Mr. Binion was an investment advisor representative with Heritage Capital from 2012 to 2014. He holds an A.B. in political science with a concentration in economics from Duke University and a J.D. with honors from the University of Texas at Austin.

•	The “Compensation” section of the SAI is deleted in its entirety and replaced with the following:

Compensation. Mark Lacuesta and Parker Binion are compensated by the Advisor. Each receives a fixed base salary and discretionary bonus. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

Please retain this Supplement for future reference..